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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:             September 30, 2007
                                                        ------------------------

Check here if Amendment         [X];                    Amendment Number: 1
                                                                          ------

This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  PMFM, Inc.
                  --------------------------------------------------------------
Address:               1061 Cliff Dawson Rd
                  --------------------------------------------------------------
                       Watkinsville, GA 30677
                  --------------------------------------------------------------

Form 13F File Number:      28-      11320
                               -------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

        Name:                  Judson P. Doherty
                          --------------------------------------------
        Title:                 Chief Financial Officer
                          --------------------------------------------
        Phone:                 (800) 222-7636
                          --------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Judson P. Doherty    Watkinsville, Georgia       January 15, 2008
        ---------------------    ---------------------    ---------------------
             [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      NONE
                                                  ------------------------------

Form 13F Information Table Entry Total:                 14
                                                  ------------------------------

Form 13F Information Table Value Total:           $     234,944
                                                  ------------------------------
                                                             (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE




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     COLUMN 1               COLUMN 2        COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                                         VALUE    SHRS OR           PUT/  INVESTMENT   OTHER
 NAME OF ISSUER          TITLE OF CLASS      CUSIP     (X$1,000)  PRN AMT  SH/ PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
 --------------          --------------      -----     ---------  -------  -------  ----  ----------  --------  ----  ------ ----
MIDCAP SPDR TR             UNIT SER 1     595635 10 3      7136     44364    SH              SOLE              44364
SPDR TR                    UNIT SER 1     78462F 10 3     46903    307399    SH              SOLE             307399
 ISHARES TR             RUSSELL 2000 ETF  464287 65 5      5021     62726    SH              SOLE              62726
 ISHARES TR             MSCI EAFE INDEX   464287 46 5      4222     51120    SH              SOLE              51120
ISHARES TR               MSCI EMERG MKT   464287 23 4      2656     17775    SH              SOLE              17775
ISHARES TR                MSCI BRAZIL     464286 40 0     20107    273384    SH              SOLE             273384
ISHARES TR               FTSE XNHUA IDX   464287 18 4     11013     61181    SH              SOLE              61181
STREETTRACKS GOLD TR        GOLD SHS      863307 10 4     37113    504864    SH              SOLE             504864
ISHARES TR               S&P LTN AM 40    464287 39 0      2703     11192    SH              SOLE              11192
PROSHARES TR             ULTRA QQQ PSHS   74347R 20 6     23521    217582    SH              SOLE             217582
VANGUARD INTL EQUITY
 INDEX F                 EUROPEAN ETF     922042 87 4      9683    123821    SH              SOLE             123821
VANGUARD INDEX FDS         GROWTH ETF     922908 73 6     19470    300326    SH              SOLE             300326
SELECT SECTOR SPDR TR    SBI MATERIALS    81369Y 10 0     21443    509217    SH              SOLE             509217
SELECT SECTOR SPDR TR    SBI INT-ENERGY   81369Y 50 6     23954    320238    SH              SOLE             320238


REPORT SUMMARY               14 DATA RECORDS                     $ 234944          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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